Stock-Based Incentive Compensation Plans (Option price assumptions used for stock option incentive plans) (Details) - Stock Options [Member] - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Assumptions:
Weighted-average fair value per option granted (in dollars per share)	$ 18.13	$ 17.26	$ 12.25
Dividend yield	3.20%	3.00%	3.00%
Expected volatility	44.40%	45.00%	30.10%
Risk-free interest rate, minimum	1.90%	0.60%	0.30%
Risk-free interest rate, maximum	3.80%	1.00%	1.40%
Expected life (in years)	5 years 9 months 18 days	5 years 9 months 18 days	5 years 9 months 18 days